INVESTMENT IN PUBLIC COMPANY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 07, 2023	Jul. 05, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Jul. 11, 2019
IfrsStatementLineItems [Line Items]
Per share price								$ 5.00	$ 4.00
Impairment asset fair value							$ 3,363
Impairment assets carring value							$ 4,046
Holding shares						644,229
Fair value interest			$ 2,087
Cash carrying value			$ 3,855
Number of shares sold			2,425,999
Unrealized gain or loss			$ 1,768	$ 0
O C I [Member]
IfrsStatementLineItems [Line Items]
Impairment loss					$ 5,322
Cash carrying value					$ 2,087
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Offering price						$ 4.00
Top of range [member]
IfrsStatementLineItems [Line Items]
Offering price						$ 5.00
Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	585,000	3,900,000
Price per share		5.00	5.96
Proceeds from sales of biological assets		$ 16,200
Additional antidilution shares			2,659
Percentage of voting equity interests acquired	4.70%
Intensity [Member] | Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Investment			$ 4,500
Number of shares purchased			1,000.0
Percentage of equity held			7.50%
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer										$ 1,300
Number of ordinary shares issued in acquisition										129,806
Number of private company share consists in sole asset										288,458
Number of shares outstanding										1,288,458